TREASURY SHARES	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Treasury shares	TREASURY SHARESAs of June 30, 2022, the Company holds an aggregate of 967,509 shares at a cost of $9.3 million, with a weighted average of $9.64 per share, pursuant to the buy-back program, which ceased in November 2021 (December 31, 2021: 980,000 shares at a cost of $9.4 million). The decrease in treasury shares in the period is discussed further below in Note 15: Share based compensation.